Earnings per share	6 Months Ended
Sep. 30, 2018
Earnings per share
Earnings per share

5           Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the three months and six months ended September 30, 2017 and 2018 respectively:

	Three months ended September 30,
	2017	2018	2018
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	67,595	65,114	9,479

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	113,524,742	121,156,329	121,156,329
Dilutive effect of scrip dividends	—	544,943	544,943
Weighted average ordinary shares outstanding for diluted net income per share	113,524,742	121,701,272	121,701,272

Earnings per share
- Basic	0.60	0.54	0.08
- Diluted	0.60	0.53	0.08

	Six months ended September 30,
	2017	2018	2018
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	136,730	138,656	20,188

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	112,196,168	120,991,441	120,991,441
Dilutive effect of scrip dividends	—	301,356	301,356
Weighted average ordinary shares outstanding for diluted net income per share	112,196,168	121,292,797	121,292,797

Earnings per share
- Basic	1.22	1.15	0.17
- Diluted	1.22	1.14	0.17